UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07528

Special Opportunities Fund, Inc.
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Andrew Dakos
Bulldog Investors, LLC
Park 80 West
250 Pehle Avenue, Suite 708
Saddle Brook, NJ 07663
 (Name and address of agent for service)

Copy to:
Thomas R. Westle, Esp.
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

1-877-607-0414
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

Special Opportunities Fund, Inc.
Portfolio of Investments
September 30, 2016 (Unaudited)

INVESTMENT COMPANIES - 59.60%	Shares	Value
Closed-End Funds - 55.54%
Aberdeen Singapore Fund, Inc. (a)	41,160	$385,665
Adams Diversified Equity Fund, Inc.	163,607	2,151,432
Advent/Claymore Enhanced Growth & Income Fund	381,704	3,187,229
Alternative Asset Opps PCC Ltd. (a)(g)	48,436	30,919
Asia Tigers Fund, Inc.	17,660	177,497
Boulder Growth & Income Fund, Inc.	423,000	3,544,740
Candover Investments PLC/Fund (a)(g)	40,468	52,977
Central Securities Corp.	136,479	2,898,814
Clough Global Equity Fund	304,456	3,464,709
Credit Suisse Asset Management Income Fund, Inc.	183,134	575,041
The Cushing Renaissance Fund	176,472	2,917,082
Delaware Investments Dividend & Income Fund, Inc.	6,803	67,350
Deutsche High Income Opportunities Fund, Inc.	269,657	3,815,646
Deutsche High Income Trust	237,781	2,189,963
Deutsche Multi-Market Income Trust	27,541	235,476
Deutsche Strategic Income Trust	839	10,169
Ellsworth Growth and Income Fund Ltd.	33,123	271,277
First Trust Aberdeen Global Opportunity Income Fund	236,969	2,791,495
First Trust Dividend and Income Fund	245,674	2,238,090
Franklin Limited Duration Income Trust	892	10,784
The GDL Fund	15,000	149,250
General American Investors Co., Inc.	186,696	6,095,624
Japan Smaller Capitalization Fund, Inc.	226,635	2,390,999
JP Morgan Asian Investment Trust PLC (g)	15,214	54,820
JP Morgan China Region Fund, Inc.	50,554	871,050
Juridica Investments Ltd. (g)	495,258	102,708
Korea Equity Fund, Inc.	197,009	1,687,796
Lazard Global Total Return and Income Fund, Inc.	283,582	3,961,641
Liberty All Star Equity Fund	846,933	4,387,113
Morgan Stanley Asia-Pacific Fund, Inc.	24,473	369,200
Morgan Stanley East Europe Fund Escrow (a)	97,901	0
Morgan Stanley Emerging Markets Fund, Inc.	3,011	43,810
Neuberger Berman Real Estate Securities Income Fund, Inc.	1,261,812	7,179,710
The New Ireland Fund, Inc.	6,362	77,871
Nuveen Global Equity Income Fund	552,024	6,591,167
Pacholder High Yield Fund, Inc.	333,992	2,381,363
The Prospect Japan Fund Ltd. (a)(g)	700,971	700,971
Putman High Income Securities Fund	194,038	1,556,185
Royce Value Trust, Inc.	44,200	559,572
The Swiss Helvetia Fund, Inc.	613,335	6,556,551
Terra Catalyst Fund (a)(g)	20,319	26,928
Tri-Continental Corp.	313,154	6,695,233
Virtus Total Return Fund	816,440	3,869,926
		87,325,843

Auction Rate Preferred Securities - 0.22% (c)(f)
Putnam Managed Municipal Income Trust - Series C	6	225,000
Putnam Municipal Opportunities Trust - Series C	6	123,000
		348,000
Business Development Company - 3.84%
Crossroads Capital, Inc.	292,681	529,753
Equus Total Return, Inc. (a)	106,919	198,869
Firsthand Technology Value Fund, Inc. (a)	66,217	519,804
Full Circle Capital Corp.	510,480	1,347,667
GSV Capital Corp.	17,479	82,501
Medallion Financial Corp.	3,243	13,685
MVC Capital, Inc.	403,584	3,345,711
		6,037,990
Total Investment Companies (Cost $91,302,430)		93,711,833

COMMODITY PARTNERSHIPS - 4.73%
Nuveen Diversified Commodity Fund	199,687	1,811,161
Nuveen Long/Short Commodity Total Return Fund	424,969	5,618,090
Total Commodity Partnerships (Cost $9,138,161)		7,429,251

PREFERRED STOCKS - 3.79%
Real Estate Investment Trusts - 3.79%
Preferred Apartment Communities, Inc. (c)(f)	6,083	5,955,257
Total Preferred Stocks (Cost $5,657,129)		5,955,257

COMMON STOCKS - 24.88%
Construction Materials - 0.14%
Tecnoglass, Inc. (g)	18,190	219,008
Consumer Finance - 1.92%
Emergent Capital, Inc. (a)	1,032,379	3,024,869
Household Products - 0.01%
Procter & Gamble Co.	99	8,885
Insurance - 8.49%
Stewart Information Services Corp.	300,440	13,354,558
IT Services - 0.04%
JetPay Corp. (a)	23,266	62,597
Professional Services - 3.14%
Hill International, Inc. (a)	1,070,308	4,934,120
Real Estate Investment Trusts - 5.74%
New York REIT, Inc.	815,160	7,458,714
Wheeler Real Estate Investment Trust, Inc.	891,459	1,560,053
		9,018,767
Software - 0.01%
COPsync, Inc. (a)	10,794	7,556
Special Purpose Acquisition Vehicles - 5.39% (a)
Andina Acquisition Corp. II (g)	67,789	668,400
Arowana, Inc. (g)	122,028	1,243,465
Barington/Hilco Acquisition Corp.	15,611	156,891
E-Compass Acquisition Corp. (g)	27,523	280,735
FlatWorld Acquisition Corporation (g)	105,702	3,699
M I Acquisitions, Inc.	188,817	1,891,946
M III Acquisition Corp.	100,000	980,000
Pacific Special Acquisition Corp. (g)	104,449	1,070,602

Quinpario Acquisition Corp. 2	15,611	154,703
Stellar Acquisition III, Inc. (g)	204,002	2,033,900
		8,484,341
Total Common Stocks (Cost $36,064,447)		39,114,701

LIQUIDATING TRUSTS - 1.32%
Winthrop Realty Trust Escrow (a)(c)(f)	250,000	2,082,500
Total Liquidating Trusts (Cost $2,569,141)		2,082,500

	Principal
	Amount
CONVERTIBLE BONDS - 1.64%
Emergent Capital, Inc. (b)
8.500%, 02/15/2019	$2,941,000	2,571,537
Total Convertible Bonds (Cost $2,941,000)		2,571,537

CORPORATE BONDS - 0.01%
Washington Mutual Inc. (b)(d)(f)
0.000%, 03/17/2014	3,000,000	22,500
Total Corporate Bonds (Cost $0)		22,500

PROMISSORY NOTES - 0.50% (b)(c)(f)
Emergent Capital, Inc.
15.000%, 09/30/2018	500,000	500,000
Wheeler Real Estate Investment Trust
9.000%, 12/15/2018	280,000	280,000
Total Promissory Notes (Cost $780,000)		780,000

SENIOR UNSECURED NOTES - 0.40%
Medallion Financial Corp. (b)
9.000%, 04/15/2021	25,100	630,010
Total Senior Unsecured Notes (Cost $630,822)		630,010

	Shares
WARRANTS - 0.10% (a)
Andina Acquisition Corp. II
Expiration: December 2020	67,789	12,202
Exercise Price: $11.50 (g)
AR Capital Acquisition Corp.
Expiration: October 2019	49,997	3,050
Exercise Price: $11.50
Arowana, Inc.
Expiration: May 2020	122,028	8,542
Exercise Price: $12.50 (g)
Barington/Hilco Acquisition Corp.
Expiration: February 2018	15,611	1,171
Exercise Price: $12.50
China Lending Corp.
Expiration: July 2021	79,818	15,964
Exercise Price: $12.00 (g)
COPsync, Inc.
Expiration: October 2020	10,794	971

Exercise Price: $3.125
Electrum Special Acquisition Corp.
Expiration: June 2021	46,800	10,647
Exercise Price: $11.50 (g)
Emergent Capital, Inc.
Expiration: October 2019	8	0
Exercise Price: $10.75 (c)(f)
Gores Holdings, Inc.
Expiration: October 2020	5,918	7,102
Exercise Price: $11.50
Harmony Merger Corp.
Expiration: January 2021	62,937	17,182
Exercise Price: $11.50
Hemisphere Media Group, Inc.
Expiration: April 2018	39,430	22,081
Exercise Price: $12.00
Limbach Holdings, Inc.
Expiration: July 2021	23,226	30,658
Exercise Price: $5.75
Origo Acquisition Corp.
Expiration: December 2021	23,814	2,381
Exercise Price: $5.75 (g)
Pacific Special Acquisition Corp.
Expiration: October 2020	104,449	13,839
Exercise Price: $12.00 (g)
Quinpario Acquisition Corp. 2
Expiration: January 2023	15,611	2,732
Exercise Price: $5.75
Tempus Applied Solutions Holdings, Inc.
Expiration: July 2020	60,197	90
Exercise Price: $11.50
Terrapin 3 Acquisition Corp.
Expiration: June 2019	62,138	11,247
Exercise Price: $11.50
Wheeler Real Estate Investment Trust, Inc.
Expiration: December 2018	84,211	0
Exercise Price: $4.75 (c)(f)
Total Warrants (Cost $185,035)		159,859

RIGHTS - 0.05% (a)
Andina Acquisition Corp. II (g)	67,789	18,981
Arowana, Inc. (g)	122,028	18,304
Barington/Hilco Acquisition Corp.	15,611	1,874
E-Compass Acquisition Corp. (g)	27,523	15,138
Origo Acquisition Corp. (g)	23,814	3,834
Pacific Special Acquisition Corp. (g)	104,449	19,845
Total Rights (Cost $71,552)		77,976

MONEY MARKET FUNDS - 38.92%
Fidelity Institutional Government Portfolio - Class I, 0.270% (e)	30,594,676	30,594,676

STIT-Treasury Portfolio - Institutional Class, 0.230% (e)	30,594,676	30,594,676
Total Money Market Funds (Cost $61,189,352)		61,189,352

Total Investments (Cost $210,529,069) - 135.94%		213,724,776
Liabilities in Excess of Other Assets - (0.58)%		(900,211)
Preferred Stock - (35.36)%		(55,599,400)
TOTAL NET ASSETS - 100.00%		$157,225,165

(a)	Non-income producing security.
(b)	The coupon rate shown represents the rate at September 30, 2016.
(c)	Fair valued securities. The total market value of these securities was $9,165,757, representing 5.83% of net assets.
(d)	Default or other conditions exist and security is not presently accruing income.
(e)	The rate shown represents the 7-day yield at September 30, 2016.
(f)	Illiquid securities. The total market value of these securities was $9,188,257, representing 5.84% of net assets.
(g)	Foreign-issued security.

Valuation of investments—The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices or if not available the most recent bid price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source or a broker-dealer for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. The auction rate preferred securities are valued at cost, unless other observable market events occur. The purchase price, or cost, of these securities is arrived at through an arms length transaction between a willing buyer and seller in the secondary market and is indicative of the value on the secondary market. Current transactions in similar securities in the marketplace are evaluated. Factors for other securities may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities may be fair valued. U.S. and foreign debt securities including short-term debt instruments having a maturity of 60 days or less shall be valued in accordance with the price supplied by a Pricing Service using the evaluated bid price. Money market mutual funds, demand notes and repurchase agreements are valued at cost, unless the Board or its delegate determines that this does not represent fair value.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Fund adopted Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04 (“ASU 2011-04”), Fair Value Measurement: Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS, which, among other things, clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The significant unobservable inputs used in fair value measurement of the Fund’s investment companies, corporate bonds, promissory notes, liquidation claims and warrants are (1) cost and (2) indicative bids or price ranges from dealers, brokers, or market makers. Significant changes in any of these inputs in isolation may result in a change in higher fair value measurement.

In accordance with procedures established by the Fund’s Board of Directors, the Adviser shall initially value non-publicly-traded securities (for which a current market value is not readily available) at their acquisition cost less related expenses, where identifiable, unless and until the Adviser determines that such value does not represent fair value.

The Adviser sends a memorandum to the Chairman of the Valuation Committee with respect to any non-publicly-traded securities that are valued using a method other than cost detailing the reason, factors considered, and impact on the Fund’s NAV. If the Chairman determines that such fair valuation(s) require the involvement of the Valuation Committee, a special meeting of the Valuation Committee is called as soon as practicable to discuss such fair valuation(s). The Valuation Committee of the Board consists of at least two non-interested Directors, as defined by the Investment Company Act of 1940.

At each regular quarterly Board meeting, the Adviser delivers a written report (the “Quarterly Report”) to the Board regarding any recommendations of fair valuation during the past quarter, including fair valuations which have not changed. The Board reviews the Quarterly Report and discusses the valuation of the fair valued securities.

The Valuation Committee reviews all Quarterly Reports and any other interim reports, and reviews and approves the valuation of all fair valued securities. This review includes a review and discussion of an updated fair valuation summary with appropriate levels of representatives of the Adviser’s management.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)*	(Level 2)*	(Level 3)**	Total
Investment Companies	$93,336,905	$26,928	$348,000	$93,711,833
Commodity Partnerhsips	7,429,251	-	-	7,429,251
Preferred Stocks
Real Estate Investment Trusts	-	-	5,955,257	5,955,257
Common Stocks
Construction Materials	219,008	-	-	219,008
Consumer Finance	3,024,869	-	-	3,024,869
Household Products	8,885	-	-	8,885
Insurance	13,354,558	-	-	13,354,558
IT Services	62,597	-	-	62,597
Professional Services	4,934,120	-	-	4,934,120
Real Estate Investments Trusts	9,018,767	-	-	9,018,767
Software	7,556	-	-	7,556
Special Purpose Acquisition Vehicles	7,374,616	1,109,725	-	8,484,341
Liquidating Trusts	-	-	2,082,500	2,082,500
Convertible Bonds	-	2,571,537	-	2,571,537
Corporate Bonds	-	22,500	-	22,500
Promissory Notes	-	-	780,000	780,000
Unsecured Senior Notes	630,010	-	-	630,010
Warrants	107,644	52,215	-	159,859
Rights	-	77,976	-	77,976
Money Market Funds	61,189,352	-	-	61,189,352
Total	$200,698,138	$3,860,881	$9,165,757	$213,724,776

* Transfers between Levels are recognized at the end of the reporting period.
**The Fund measures Level 3 activity as of the beginning and end of each financial reporting period.

Transfers between Level 1 and Level 2 securities as of September 30, 2016 resulted from securities priced previously with an official close price (Level 1 securities) or on days where there is not an official close price the bid price is used (Level 2 securities). Transfers as of September 30, 2016 are summarized in the table below:

Transfers into Level 1
Warrants	$11,247
Transfers out of Level 1
Common Stocks
Special Purpose Acquisition Vehicles	(668,400)
Warrants	(29,000)
Rights	(1,874)
Net transfers in and/or out of Level 1	$(688,027)

Transfers into Level 2
Common Stocks
Special Purpose Acquisition Vehicles	$668,400
Warrants	29,000
Rights	1,874
Transfers out of Level 2
Warrants	(11,247)
Net transfers in and/or out of Level 2	$688,027

Special Opportunities Fund

The fair value of derivative instruments as reported within the Schedule of Investments as of September 30, 2016:

Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value
Equity Contracts - Warrants	Investments, at value	$ 159,859

The effect of derivative instruments on the Statement of Operations for the period ended September 30, 2016:

Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
Equity Contracts - Warrants	Net Realized Gain	$ 42,162
on Investments

Change in Unrealized Depreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Total
Equity Contracts - Warrants	Net change in unrealized	$ (282,741)
depreciation of investments

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category	Balance as of 12/31/2015	Acquisitions	Dispositions	Corporate Actions	Realized Gain (Loss)	Change in unrealized appreciation (depreciation)	Balance as of 9/30/2016
Open-End Funds	$ -	$ -	$ (5,041,600)	$ 4,228,907	$ 812,693	$ -	$ -
Auction Rate Preferred Securities	348,000	-	-	-	-	-	348,000
Preferred Stocks	5,891,324	-	-	-	-	63,933	5,955,257
Liquidation Claims	2,881,371	-	(2,959,237)	-	389,357	(311,491)	-
Liquidating Trust	-			2,569,141	-	(486,641)	2,082,500
Promissory Notes	600,000	500,000	(320,000)	-	-	-	780,000
Warrants	0	-	-	-	-	-	0
	$ 9,720,695	$ 500,000	$ (8,320,837)	$ 6,798,048	$ 1,202,050	$ (734,199)	$ 9,165,757

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2016:

	Fair Value September 30, 2016		Valuation Methodologies		Unobservable Input(1)	Impact to Valuation from an increase in Input(2)
Open-End Funds	$ -		Last Reported NAV		Redemption Fee	Decrease
Auction Rate Preferred Securities	$ 348,000		Market Comparables/ Cost		Comparability Adjustments/ Broker Indications/ Company Announcements	Increase
Preferred Stocks	5,955,257		Cost		Market Assessments/ Financial Assessements	Increase
Liquidation Claims	-		Market Transactions Approach		Broker Bids	Increase
Liquidating Trust	2,082,500		Last Traded Price		Financial Assessements/ Company Announcements	Increase
Promissory Notes	780,000		Cost		Terms of the Note/ Financial Assessements/ Company Announcements	Increase
Warrants	0		Market Transactions Approach		Discount to Market Price for Share Restrictions	Decrease

(1)
In determining certain inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. Management has determined that market participants would take these inputs into account when valuing the investments.

(2)
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:

Cost of investments	$210,529,069
Gross unrealized appreciation on investments	15,328,846
Gross unrealized depreciation on investments	(12,133,139)
Net unrealized depreciation	$3,195,707

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Special Opportunities Fund, Inc.

By (Signature and Title) /s/ Andrew Dakos
                                           Andrew Dakos, President

Date    11/21/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Andrew Dakos
                                           Andrew Dakos, President

Date   11/21/16

By (Signature and Title) /s/ Thomas Antonucci
                                           Thomas Antonucci, Chief Financial Officer

Date   11/21/16